Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	$ (15,237)	$ (1,781)
Total realized loss on derivative financial instruments	757	(1,115)
Discontinued hedge accounting (note 24(b)(ii)) and other	33	33
Loss (gain) on derivative financial instruments	(16,113)	636
Gain (loss) on derivative instruments	(15,356)	(479)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	374	(1,153)
Total realized loss on derivative financial instruments	80	42
Loss (gain) on derivative financial instruments not accounted for as hedges	454	(1,111)
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	(530)	77
Total realized loss on derivative financial instruments	227	(73)
Not Designated as Hedging Instrument | Foreign exchange forward
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss (gain) on derivative financial instruments	904	(1,230)
Total realized loss on derivative financial instruments	(147)	115
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Discontinued hedge accounting (note 24(b)(ii)) and other	$ (15,810)	$ 632